[Letterhead of Davis Polk & Wardwell LLP]

January 20, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                 Avenue Income Credit Strategies Fund

Registration Statement on Form N-2

Dear Sir or Madam:

On behalf of Avenue Income Credit Strategies Fund (the “Fund”), we hereby submit for filing by direct electronic transmission the Fund’s Pre-Effective Amendment No. 2 to the filing on Form N-2 (including exhibits) pursuant to the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

Any questions or communications concerning the enclosed materials should be directed to Nora M. Jordan of this firm at 212-450-4684 or Gregory S. Rowland of this firm at 212-450-4930.

Very truly yours,

/s/ Davis Polk & Wardwell LLP

DAVIS POLK & WARDWELL LLP

Enclosures